Cumulative Credit Impairments on Fixed-maturity Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Than Temporary Impairment Losses Recognized [Line Items]
Beginning Balance	$ 115,430	$ 59,365
Additions for credit impairments recognized on:
Securities not previously impaired	48,574	174,823
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(111,956)	(118,758)
Ending Balance	$ 52,048	$ 115,430